Related Parties (Details Narrative) - USD ($)		12 Months Ended
	Nov. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from contributed capital		$ 14,500	$ 38,888
Accounts payable and accrued expenses		3,173
Mr. Yeaton [Member]
Number of common stock issued, shares			471
Financial Consulting Strategies LLC [Member]
Accounts payable		$ 0	$ 18,323
Taglich Brothers, Inc [Member] | Consulting Agreement [Member]
Payments of related party	$ 10,000